AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON

November 21, 2014

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [    ]

Post-Effective Amendment No. 156             [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [    ]

                Amendment No. 157                     [X]

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, Including Area Code)

(585) 325-6880

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

/X/  immediately upon filing pursuant to paragraph (b)

/ /    on (date) pursuant to paragraph (b)

/ /    60 days after filing pursuant to paragraph (a)(1)

/ /    on (date) pursuant to paragraph (a)(1)

/ /    75 days after filing pursuant to paragraph (a)(2)

/ /    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Investment Company Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 21st day of November 2014.

Manning & Napier Fund, Inc.
(Registrant)

By	/s/ B. Reuben Auspitz
B. Reuben Auspitz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	November 21, 2014

/s/ * Harris H. Rusitzky	Director	November 21, 2014

/s/ * Peter L. Faber	Director	November 21, 2014

/s/ * Stephen B. Ashley	Director	November 21, 2014

/s/ * Paul A. Brooke	Director	November 21, 2014

/s/ * Chester N. Watson	Director	November 21, 2014

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	November 21, 2014

* By: /s/ Christine Glavin

          Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008 and August 22, 2012. See Item 28(q), Item 28(q)(1), and Item 28(q)(2)of this Registration Statement.

Exhibit Index

EX-101.ins XBRL Instance Document

EX-101.sch XBRL Taxonomy Extension Schema Document

EX-101.cal XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab XBRL Taxonomy Extension Labels Linkbase

EX-101.pre XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def XBRL Taxonomy Extension Definition Linkbase